Income and expenses - Cost of sales (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cost of sales [Line Items]
Total	€ (103,255)	€ (87,278)	€ (76,446)
Total cost of sales [member]
Cost of sales [Line Items]
Purchase of goods and services	(51,597)	(38,691)	(31,725)
Amortization and depreciation	(11,174)	(11,296)	(11,788)
Payroll expenses	(42,718)	(38,499)	(32,438)
Work in Progress	2,234	1,208	(495)
Total	€ (103,255)	€ (87,278)	€ (76,446)